UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas New York, New York 10104
(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD ALEXANDER, ESQ

MARK AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2006 - October 31, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Enterprise Funds Trust

2007 Certified

Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA ENTERPRISE FUNDS TRUST ANNUAL REPORT

October 31, 2007

Table of Contents

•	Performance Results and Commentary (Unaudited)

	Notes on Performance	2

	AXA Enterprise Global Financial Services Fund	3

	AXA Enterprise Socially Responsible Fund	5

•	Portfolio of Investments	7

•	Financial Statements	10

•	Notes to Financial Statements	19

•	Report of Independent Registered Public Accounting Firm	29

•	Approvals of Investment Management and Investment Advisory Agreements (Unaudited)	30

•	Federal Income Tax Information (Unaudited)	34

•	Management of the Trust (Unaudited)	35

•	Proxy Voting and Quarterly Portfolio Holdings Information (Unaudited)	39

NOTES ON PERFORMANCE

Total Returns

Performance of each of the funds of the AXA Enterprise Funds Trust as shown on the following pages compares each fund’s performance to that of a broad-based securities index. Performance information is as of the date shown and represents past performance and is not indicative of future results. Investment return and principal value of an investment in each of the funds will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares may be worth more or less at redemption or withdrawal than at original purchase. The Fund’s results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future. Also, market volatility and interest rate changes, among other factors, can significantly affect a fund’s short-term returns.

Fund performance reflects the deduction of management fees and other fund expenses. All results include reinvested dividends and capital gains distributions. Standardized returns also reflect the deduction of maximum sales charges that apply to each class of shares and that were in effect during the reporting period. The expenses of the funds are currently being waived or reimbursed so that the total fund expense does not exceed certain limits. Without these expense limits, the total return of each fund would have been lower.

For each of the funds of AXA Enterprise Funds Trust, the maximum front-end sales charge for Classes A shares in effect during the reporting period was 4.75% of offering price. Class B shares were subject to a maximum contingent deferred sales charge equal to 5% in year 1, 4% in year 2, 4% in year 3, 3% in year 4, 2% in year 5 and 1% in year 6. Class C shares were subject to a 1% contingent deferred sales charge if redeemed within 12 months of purchase. Class Y shares are sold at net asset value and do not have a front-end sales charge or a deferred sales charge.

Growth of $10,000 Investment

The Growth of $10,000 Investment Charts shown for each fund illustrates the total value of an assumed investment in Class A shares of each fund of AXA Enterprise Funds Trust. The periods illustrated are for a 10 year period (or since inception) through October 31, 2007. These results assume reinvestment of dividends and capital gains. The returns for the funds’ Class A (which are shown in the chart), Class B and Class C shares are lower than the Class Y shares because these other shares have higher total expenses. In addition, unlike Class A, Class B and Class C shares, Class Y shares do not have any sales charges. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

MSCI World Financial Services Index

This index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is an unmanaged index composed of stocks listed in the US, Europe, Canada, Australia, New Zealand and the Far East and is focused on those stocks in the financial services sector. It includes reinvested dividends.

Russell 1000® Value Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a lower-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than the value universe.

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FUND ADVISER

•	AllianceBernstein L.P.

PERFORMANCE RESULTS

Growth of a $10,000 Investment

10/1/98–10/31/07

Investment in Class A Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/07

	1 Year	5 Years	Since Incept.*
Class A Shares	2.83%	18.17%	11.22%
Class B Shares	2.15	17.52	10.66
Class C Shares	2.15	17.48	10.60
Class Y Shares	3.19	18.71	11.71
MSCI World Financial Services Index	7.69	17.92	—

*	Date of inception 10/1/98

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/07

	1 Year	5 Years	Since Incept.*
Class A Shares	(2.02)%	17.01%	10.63%
Class B Shares	(2.68)	17.31	10.66
Class C Shares	1.19	17.48	10.60
MSCI World Financial Services Index	7.69	17.92	—

*	Date of inception 10/1/98

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/07

	1 Year	5 Years	Since Incept.*
Class A Shares	(0.65)%	18.89%	10.55%
Class B Shares	(1.26)	19.15	10.58
Class C Shares	2.66	19.38	10.53
MSCI World Financial Services Index	8.64	19.50	—

*	Date of inception 10/1/98

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 2.83% for the year ended October 31, 2007. The Fund’s benchmark, the MSCI World Financial Services Index, returned 7.69% over the same period.

Fund Highlights

Fiscal Year Ended October 31, 2007

What helped performance over the year

•

The main contributors to relative performance in this period were the Fund’s non-U.S. and Insurance holdings. The Fund’s Insurance holdings have generally reported strong results and have relatively modest exposure to U.S. subprime mortgages. These companies have no liquidity issues and are well capitalized with some actually returning excess capital to shareholders via share buybacks.

•

The Fund’s European bank holdings also aided relative performance in the period. ABN Amro was taken over following a six-month take over battle, by a consortium of three European banks (Royal Bank of Scotland, Fortis and Santander) who offered approximately a 40% premium. Santander, another European holding, outperformed as the ABN acquisition has enabled it to double its market share in the high growth retail banking market of Brazil at a very attractive price. DNB Nor also contributed to relative performance during the period. It has benefited from a strong Norwegian economy that has fueled double digit loan and deposit growth while keeping loan losses at low levels. In addition, the market has responded favorably to DNB Nor’s recent earnings and cost cutting targets.

What hurt performance over the year

•

The principal detractors of performance in this period were the Fund’s Japanese holdings and companies with exposure to U.S. housing. Fund holding Sumitomo Mitsui has under-performed despite almost no exposure to U.S. subprime mortgages.

•

Other detractors are principally stocks that have varying degrees of exposure to U.S. subprime and the broader credit market dislocation such as Genworth, Freddie Mac, Fidelity National and the investment banks.

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

Advisor Summary

Financials have broadly appeared attractively valued. At the period’s end, the Fund’s holdings were diversified across many different financial services firms, geographies, lines of business and potential risks. While perception of credit risk has risen, true credit deterioration seems to have largely been contained to U.S. mortgages. Corporate defaults globally were very low, profitability and balance sheets appeared to be strong, and markets to issue investment grade debt have resumed functioning. Anxiety may be rising in other categories, including commercial real estate, auto loans and credit card debt, but at the period’s end defaults are only up modestly from very low levels. In our opinion, the current anxiety will ultimately create opportunity.

Sector Weightings as of 10/31/07	% of Net Assets
Insurance	35.7%
Commercial Banks	31.3
Diversified Financial Services	18.7
Capital Markets	11.7
Thrifts & Mortgage Finance	2.3
Real Estate Management & Development	0.2
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expenses Paid During Period* 5/1/07 - 10/31/07
Class A
Actual	$1,000.00	$959.20	$8.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.38	8.89
Class B
Actual	1,000.00	955.60	11.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.61	11.67
Class C
Actual	1,000.00	955.50	11.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.61	11.67
Class Y
Actual	1,000.00	960.30	6.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

FUND ADVISER

•	Brandywine Global Investment Management, LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment

9/30/00–10/31/07

Investment in Class A Shares

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/07

	1 Year	5 Years	Since Incept.*
Class A Shares	12.24%	13.69%	4.40%
Class B Shares	11.61	13.06	3.83
Class C Shares	11.73	13.10	3.83
Class Y Shares	12.80	14.21	4.88
Russell 1000 Value Index	10.83	16.39	8.10

*	Date of inception 9/30/00

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/07

	1 Year	5 Years	Since Incept.*
Class A Shares	6.91%	12.58%	3.68%
Class B Shares	7.12	12.82	3.83
Class C Shares	10.83	13.10	3.83
Russell 1000 Value Index	10.83	16.39	8.10

*	Date of inception 9/30/00

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/07

	1 Year	5 Years	Since Incept.*
Class A Shares	10.38%	14.10%	3.70%
Class B Shares	10.62	14.34	3.86
Class C Shares	14.25	14.59	3.85
Russell 1000 Value Index	14.45	18.07	8.20

*	Date of inception 9/30/00

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 12.24% for the year ended October 31, 2007. The Fund’s benchmark, the Russell 1000 Value Index, returned 10.83% over the same period.

Fund Highlights

Fiscal Year Ended October 31, 2007

What helped performance over the year

•	A significant overweight position in the Information Technology sector relative to the benchmark along with stock selection contributed positively to the Fund’s performance.

•	A significant underweight position in the Financials sector was another positive for the Fund.

•	A significant overweight position in the Materials sector relative to the Fund’s benchmark added to performance during the period.

•

On an individual stock basis, Reliant Energy, Inc. (Utilities sector) was the leading contributor to performance. Other positive contributors to performance include Nokia Corp. (Information Technology sector), BCE, Inc. (Telecommunications Service sector), Deere & Co. and Deluxe Corp. (Industrials sector).

What hurt performance over the year

•	The Fund was significantly underweight relative to the benchmark in the Energy sector which put a drag on performance.

•	A significant relative underweight position in the Consumer Staples sector detracted from performance during the period.

•	The Fund’s relative overweight position in the Consumer Discretionary sector hindered performance, also.

•

On an individual stock basis, Exxon Mobil Corp. (Energy sector) was the leading detractor from performance. Chevron Corp. (Energy sector), Liz Claiborne, Inc. (Consumer Discretionary sector) and Bear Sterns Cos., Inc. (Financials sector) also hindered performance.

Advisor Summary

At the beginning of the period, equity investors appeared encouraged by signs of a moderating domestic economy, tempered inflation and an apparent shift in policy by the Federal Reserve. These considerations,

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

along with robust corporate profits, lower energy prices and elevated levels of mergers and acquisitions fueled by private equity, supported higher stock prices through year-end 2006 and into January 2007. A sharp sell-off in China and other overseas markets in February prompted the domestic markets to surrender some of their gains. At the end of the first calendar quarter, problems were believed to be isolated and markets recovered somewhat. The recovery continued through June despite mounting concerns over housing and sub-prime mortgages, with the S&P 500 Index briefly surpassing its prior all-time high.

Housing and mortgage concerns increased in July and August, as the credit markets tightened and reports were released announcing sizable losses by banks, hedge funds and brokers due to exposure to sub-prime mortgages and related assets. Private equity firms provided less support for the market as the credit crunch restricted funding for leveraged buyouts. Concerns that a newfound appreciation for risk could have serious consequences for the economy prompted the Fed to cut short-term interest rates in September and October. These actions facilitated some degree of stabilization within equity markets at the close of the period.

Sector Weightings as of 10/31/07	% of Net Assets
Financials	28.9%
Energy	11.8
Information Technology	10.8
Materials	10.1
Consumer Discretionary	8.4
Industrials	8.4
Utilities	6.1
Health Care	5.3
Telecommunication Services	4.5
Consumer Staples	3.0
Cash and Other	2.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expenses Paid During Period* 5/1/07 - 10/31/07
Class A
Actual	$1,000.00	$1019.70	$8.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.38	8.89
Class B
Actual	1,000.00	1,016.50	11.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.61	11.67
Class C
Actual	1,000.00	1,017.50	11.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.61	11.67
Class Y
Actual	1,000.00	1,021.90	6.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.61

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

October 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.6%)
QBE Insurance Group Ltd.	43,915	$1,339,389

Belgium (3.0%)
Fortis	49,700	1,594,884

Bermuda (2.9%)
ACE Ltd.	10,800	654,588
Catlin Group Ltd.	85,000	889,744

		1,544,332

Canada (7.7%)
Canadian Imperial Bank of Commerce	13,833	1,493,639
Industrial Alliance Insurance and Financial Services, Inc.	43,900	1,846,807
Sun Life Financial, Inc.	12,145	705,699

		4,046,145

France (10.5%)
BNP Paribas S.A.	21,880	2,423,654
Credit Agricole S.A.	46,129	1,830,070
Societe Generale	7,430	1,252,497

		5,506,221

Germany (9.0%)
Allianz SE (Registered)	7,900	1,782,235
Deutsche Bank AG (Registered)	12,400	1,661,241
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,500	1,250,459

		4,693,935

Italy (0.7%)
Fondiaria-Sai S.p.A. (RNC)	11,400	389,447

Japan (4.3%)
Leopalace21 Corp.	4,200	134,851
Sumitomo Mitsui Financial Group, Inc.	259	2,113,405

		2,248,256

Netherlands (4.7%)
ING Groep N.V. (CVA)	54,370	2,453,974

Norway (1.9%)
DnB NOR ASA	60,300	997,787

Spain (4.2%)
Banco Santander S.A.	99,899	2,183,585

Switzerland (5.4%)
Credit Suisse Group (Registered)	41,800	2,822,008

United Kingdom (11.4%)
Aviva plc	119,000	1,876,282
Barclays plc	98,400	1,248,722
HBOS plc	47,500	865,946
Royal Bank of Scotland Group plc	186,331	2,010,420

		6,001,370

United States (31.6%)
American International Group, Inc.	29,300	1,849,416
Bank of America Corp.	36,286	1,751,888
Citigroup, Inc.	32,500	1,361,750
Fannie Mae	8,600	490,544
Fidelity National Financial, Inc., Class A^	38,500	592,515
Freddie Mac	13,400	699,882
Genworth Financial, Inc., Class A	43,600	1,190,280
Hartford Financial Services Group, Inc.	12,900	1,251,687
JPMorgan Chase & Co.	56,000	2,632,000
Merrill Lynch & Co., Inc.	14,100	930,882
MetLife, Inc.	28,400	1,955,340
Morgan Stanley	10,500	706,230
Travelers Cos., Inc.	22,402	1,169,608

		16,582,022

Total Common Stocks (99.9%)
(Cost $39,152,924)		52,403,355

	Principal Amount
SHORT-TERM INVESTMENT:
Short-Term Investment of Cash Collateral for Securities Loaned (0.4%)
Bank of America N.A., Repurchase Agreement
4.93%, 11/1/07 (r)
(Amortized Cost $229,616)	$229,616	229,616
Total Investments (100.3%)
(Cost/Amortized Cost $39,382,540)		52,632,971
Other Assets Less Liabilities (-0.3%)		(180,430)

Net Assets (100%)		$52,452,541

^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CVA — Dutch Certification

RNC — Risparmio Non-Convertible Savings Shares

Investment security transactions for the year ended October 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,975,601
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$14,378,000

As of October 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,695,310
Aggregate gross unrealized depreciation	(1,449,879)

Net unrealized appreciation	$13,245,431

Federal income tax cost of investments	$39,387,540

At October 31, 2007, the Fund had loaned securities with a total value $220,862. This was secured by collateral of $229,616 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.4%)
Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	6,600	$394,020

Household Durables (0.8%)
Whirlpool Corp.	2,500	197,950

Media (2.1%)
Citadel Broadcasting Corp.	20,136	88,598
Walt Disney Co.	12,300	425,949

		514,547

Multiline Retail (0.8%)
J.C. Penney Co., Inc.	3,500	196,840

Specialty Retail (2.3%)
Home Depot, Inc.	8,300	261,533
Pacific Sunwear of California, Inc.*	18,400	307,648

		569,181

Textiles, Apparel & Luxury Goods (0.8%)
Liz Claiborne, Inc.	6,900	196,443

Total Consumer Discretionary		2,068,981

Consumer Staples (3.0%)
Food & Staples Retailing (0.8%)
Safeway, Inc.	5,800	197,200

Food Products (2.2%)
Del Monte Foods Co.	23,300	240,922
General Mills, Inc.	5,200	300,196

		541,118

Total Consumer Staples		738,318

Energy (11.8%)
Energy Equipment & Services (1.6%)
GlobalSantaFe Corp.	4,700	380,841

Oil, Gas & Consumable Fuels (10.2%)
Anadarko Petroleum Corp.	4,400	259,688
Apache Corp.	4,000	415,240
BP plc (ADR)	6,200	483,538
ConocoPhillips	7,900	671,184
Devon Energy Corp.	7,300	681,820

		2,511,470

Total Energy		2,892,311

Financials (28.9%)
Capital Markets (1.2%)
Bear Stearns Cos., Inc.	2,700	306,720

Commercial Banks (3.8%)
First Horizon National Corp.	5,600	146,048
KeyCorp	9,100	258,895
U.S. Bancorp	9,600	318,336
Wachovia Corp.	4,600	210,358

		933,637

Diversified Financial Services (8.3%)
Bank of America Corp.	20,500	989,740
Citigroup, Inc.	16,700	699,730
JPMorgan Chase & Co.	7,600	357,200

		2,046,670

Insurance (13.7%)
ACE Ltd.	5,800	351,538
Allstate Corp.	6,700	351,080
American International Group, Inc.	5,500	347,160
Aon Corp.	7,100	321,772
Axis Capital Holdings Ltd.	10,200	405,348
Chubb Corp.	6,100	325,435
Hartford Financial Services Group, Inc.	1,300	126,139
MetLife, Inc.	5,600	385,560
Nationwide Financial Services, Inc.	7,300	391,645
Travelers Cos., Inc.	6,900	360,249

		3,365,926

Thrifts & Mortgage Finance (1.9%)
Fannie Mae	4,400	250,976
Washington Mutual, Inc.	7,800	217,464

		468,440

Total Financials		7,121,393

Health Care (5.3%)
Biotechnology (0.6%)
Amgen, Inc.*	2,600	151,086

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.*	13,300	184,471

Health Care Providers & Services (3.0%)
CIGNA Corp.	9,100	477,659
UnitedHealth Group, Inc.	5,400	265,410

		743,069

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	7,100	212,929

Total Health Care		1,291,555

Industrials (8.4%)
Airlines (1.2%)
Southwest Airlines Co.	21,400	304,094

Commercial Services & Supplies (1.4%)
Pitney Bowes, Inc.	8,500	340,340

Electrical Equipment (1.1%)
Cooper Industries Ltd., Class A	4,900	256,711

Industrial Conglomerates (0.9%)
3M Co.	2,600	224,536

Machinery (1.4%)
Deere & Co.	2,200	340,780

Road & Rail (2.4%)
Burlington Northern Santa Fe Corp.	5,300	461,895
CSX Corp.	3,000	134,310

		596,205

Total Industrials		2,062,666

Information Technology (10.8%)
Communications Equipment (1.5%)
Nokia Oyj (ADR)	9,300	369,396

Computers & Peripherals (7.1%)
Electronics for Imaging, Inc.*	13,100	298,680
Hewlett-Packard Co.	11,000	568,480
International Business Machines Corp.	7,500	870,900

		1,738,060

Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	11,200	301,280

Software (1.0%)
CA, Inc.	9,800	259,210

Total Information Technology		2,667,946

Materials (10.1%)
Chemicals (7.3%)
Air Products & Chemicals, Inc.	6,100	596,885
Huntsman Corp.	16,200	426,870
PolyOne Corp.*^	34,500	275,655
Praxair, Inc.	5,700	487,236

		1,786,646

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2007

	Number of Shares	Value (Note 1)
Containers & Packaging (1.5%)
Temple-Inland, Inc.	6,900	$370,323

Paper & Forest Products (1.3%)
MeadWestvaco Corp.	9,500	319,580

Total Materials		2,476,549

Telecommunication Services (4.5%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	9,500	397,005
BCE, Inc.	3,339	145,614
Verizon Communications, Inc.	8,700	400,809

		943,428

Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.	9,400	160,740

Total Telecommunication Services		1,104,168

Utilities (6.1%)
Electric Utilities (3.7%)
IDACORP, Inc.^	14,200	495,438
Reliant Energy, Inc.*	15,100	415,552

		910,990

Multi-Utilities (2.4%)
OGE Energy Corp.	15,700	601,310

Total Utilities		1,512,300

Total Common Stocks (97.3%)
(Cost $21,187,907)		23,936,187

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.2%)
Bank of America N.A., Repurchase Agreement
4.93%, 11/1/07 (r)	$555,916	555,916

Time Deposit (3.0%)
JPMorgan Chase Nassau
4.28%, 11/1/07	731,046	731,046

Total Short-Term Investments (5.2%)
(Amortized Cost $1,286,962)		1,286,962

Total Investments (102.5%)
(Cost/Amortized Cost $22,474,869)		25,223,149
Other Assets Less Liabilities (-2.5%)		(611,204)

Net Assets (100%)		$24,611,945

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended October 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,391,110
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,817,801

As of October 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,817,178
Aggregate gross unrealized depreciation	(1,109,674)

Net unrealized appreciation	$2,707,504

Federal income tax cost of investments	$22,515,645

At October 31, 2007, the Fund had loaned securities with a total value $544,145. This was secured by collateral of $555,916 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

ASSETS
Investments at value (Cost $ 39,382,540) (Securities on loan at market value $ 220,862)	$52,632,971
Foreign cash (Cost $24,918)	26,789
Dividends, interest and other receivables	326,778
Receivable for Fund shares sold	197,487
Receivable for securities sold	80,674
Receivable from investment manager	9,869
Other assets	13,657

Total assets	53,288,225

LIABILITIES
Overdraft payable	210,240
Payable for Fund shares redeemed	281,968
Collateral held for loaned securities	229,616
Trustees’ fees payable	4,642
Distribution fees payable	4,427
Administrative fees payable	2,486
Accrued expenses	102,305

Total liabilities	835,684

NET ASSETS	$52,452,541

Net assets were comprised of:
Paid in capital	$35,129,249
Accumulated undistributed net investment income	768,918
Accumulated undistributed net realized gain	3,273,940
Unrealized appreciation on investments and foreign currency translations	13,280,434

Net assets	$52,452,541

Class A
Net asset value and redemption price per share, $22,902,362 / 2,439,010 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$9.39
Maximum sales charge (4.75% of offering price)	0.47

Maximum offering price to public	$9.86

Class B
Net asset value and offering price per share, $11,396,140 / 1,231,029 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$9.26

Class C
Net asset value and offering price per share, $5,696,492 / 617,082 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.23

Class Y
Net asset value, offering and redemption price per share, $ 12,457,547 / 1,319,201 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$9.44

STATEMENT OF OPERATIONS

For the Year October 31, 2007

INVESTMENT INCOME
Dividends (net of $77,210 foreign withholding tax)	$1,798,718
Interest	33,152
Securities lending (net)	246

Total income	1,832,116

EXPENSES
Investment management fees	495,801
Transfer agent fees	199,201
Professional fees	53,437
Custodian fees	44,550
Printing and mailing expenses	34,170
Administrative fees	32,853
Trustees’ fees	10,442
Distribution fees - Class A	114,048
Distribution fees - Class B	145,188
Distribution fees - Class C	65,682
Miscellaneous	103,932

Gross expenses	1,299,304
Less: Waiver from investment advisor	(197,977)
Fees paid indirectly	(1,146)

Net expenses	1,100,181

NET INVESTMENT INCOME	731,935

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	3,279,012
Foreign currency transactions	39,874

Net realized gain	3,318,886

Change in unrealized appreciation (depreciation) on:
Securities	(2,540,573)
Foreign currency translations	29,271

Net change in unrealized depreciation	(2,511,302)

NET REALIZED AND UNREALIZED GAIN	807,584

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,539,519

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$731,935	$365,507
Net realized gain on investments and foreign currency transactions	3,318,886	3,490,550
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,511,302)	7,432,112

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,539,519	11,288,169

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(174,277)	(219,634)
Class B	(25,566)	(103,445)
Class C	(10,204)	(35,138)
Class Y	(175,828)	(192,235)

	(385,875)	(550,452)

Distributions from net realized capital gains
Class A	(1,294,016)	(940,866)
Class B	(844,471)	(767,069)
Class C	(337,046)	(260,936)
Class Y	(789,947)	(610,911)

	(3,265,480)	(2,579,782)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,651,355)	(3,130,234)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,365,865 and 1,355,262 shares, respectively ]	13,040,057	12,314,989
Capital shares issued in reinvestment of dividends and distributions [ 145,396 and 134,823 shares, respectively ]	1,371,103	1,119,895
Capital shares redeemed [ (1,533,679) and (709,758) shares, respectively ]	(14,575,899)	(6,238,330)

Total Class A transactions	(164,739)	7,196,554

Class B
Capital shares sold [ 559,669 and 421,700 shares, respectively ]	5,324,444	3,731,770
Capital shares issued in reinvestment of dividends and distributions [ 88,855 and 101,887 shares, respectively ]	829,959	840,492
Capital shares redeemed [ (1,050,734) and (406,521) shares, respectively ]	(9,894,229)	(3,605,857)

Total Class B transactions	(3,739,826)	966,405

Class C
Capital shares sold [ 381,627 and 229,974 shares, respectively ]	3,605,575	2,039,817
Capital shares issued in reinvestment of dividends and distributions [ 26,915 and 29,397 shares, respectively ]	250,850	241,644
Capital shares redeemed [ (405,165) and (135,919) shares, respectively ]	(3,766,500)	(1,198,858)

Total Class C transactions	89,925	1,082,603

Class Y
Capital shares sold [ 67,349 and 191,999 shares, respectively ]	653,353	1,797,047
Capital shares issued in reinvestment of dividends and distributions [ 11,298 and 96,214 shares, respectively ]	106,779	801,461
Capital shares redeemed [ (237,159) and (18,222) shares, respectively ]	(2,257,027)	(159,769)

Total Class Y transactions	(1,496,895)	2,438,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,311,535)	11,684,301

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,423,371)	19,842,236
NET ASSETS:
Beginning of year	59,875,912	40,033,676

End of year (a)	$52,452,541	$59,875,912

(a) Includes accumulated undistributed net investment income of	$768,918	$383,720

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

ASSETS
Investments at value (Cost $ 22,474,869) (Securities on loan at market value $ 544,145)	$25,223,149
Foreign cash (Cost $91)	99
Dividends, interest and other receivables	52,626
Receivable for Fund shares sold	48,042
Receivable for securities sold	19,610
Receivable from investment manager	13,216
Other assets	13,171

Total assets	25,369,913

LIABILITIES
Collateral held for loaned securities	555,916
Payable for securities purchased	71,680
Payable for Fund shares redeemed	47,389
Distribution fees payable	2,716
Trustees’ fees payable	2,217
Administrative fees payable	1,147
Accrued expenses	76,903

Total liabilities	757,968

NET ASSETS	$24,611,945

Net assets were comprised of:
Paid in capital	$21,079,939
Accumulated undistributed net investment income	23,055
Accumulated undistributed net realized gain	757,743
Unrealized appreciation on investments and foreign currency translations	2,751,208

Net assets	$24,611,945

Class A
Net asset value, offering and redemption price per share, $11,511,263 / 1,058,108 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.88
Maximum sales charge (4.75% of offering price)	0.54

Maximum offering price to public	$11.42

Class B
Net asset value and offering price per share, $3,899,531 / 371,925 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.48

Class C
Net asset value and offering price per share, $7,558,160 / 721,360 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.48

Class Y
Net asset value, offering and redemption price per share, $1,642,991 / 146,775 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.19

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2007

INVESTMENT INCOME
Dividends (net of $2,376 foreign withholding tax)	$480,808
Interest	21,881
Securities lending (net)	1,857

Total income	504,546

EXPENSES
Investment management fees	206,285
Transfer agent fees	74,900
Professional fees	46,532
Printing and mailing expenses	28,967
Custodian fees	16,500
Administrative fees	12,893
Trustees’ fees	4,336
Distribution fees - Class A	51,927
Distribution fees - Class B	38,440
Distribution fees - Class C	67,492
Miscellaneous	88,899

Gross expenses	637,171
Less: Waiver from investment advisor	(174,679)
Fees paid indirectly	(6,428)

Net expenses	456,064

NET INVESTMENT INCOME	48,482

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	799,984

Change in unrealized appreciation on:
Securities	1,724,036
Foreign currency translations	2,719

Net change in unrealized appreciation	1,726,755

NET REALIZED AND UNREALIZED GAIN	2,526,739

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,575,221

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$48,482	$68,023
Net realized gain on investments and foreign currency transactions	799,984	4,130,205
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,726,755	(485,413)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,575,221	3,712,815

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(76,854)	—
Class B	(5,664)	—
Class C	(8,679)	—
Class Y	(9,928)	—

	(101,125)	—

Distributions from net realized capital gains
Class A	(2,081,305)	—
Class B	(740,578)	—
Class C	(1,134,957)	—
Class Y	(159,854)	—

	(4,116,694)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(4,217,819)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 404,366 and 365,269 shares, respectively ]	4,326,042	4,149,342
Capital shares issued in reinvestment of dividends and distributions [ 159,905 and 0 shares, respectively ]	1,621,400	—
Capital shares repurchased [ (356,871) and (201,165) shares, respectively ]	(3,825,355)	(2,211,621)

Total Class A transactions	2,122,087	1,937,721

Class B
Capital shares sold [ 131,218 and 50,737 shares, respectively ]	1,371,866	557,217
Capital shares issued in reinvestment of dividends and distributions [ 58,440 and 0 shares, respectively ]	573,892	—
Capital shares repurchased [ (133,378) and (44,043) shares, respectively ]	(1,409,027)	(478,194)

Total Class B transactions	536,731	79,023

Class C
Capital shares sold [ 308,058 and 173,214 shares, respectively ]	3,153,261	1,897,393
Capital shares issued in reinvestment of dividends and distributions [ 63,676 and 0 shares, respectively ]	624,674	—
Capital shares repurchased [ (128,823) and (63,104) shares, respectively ]	(1,360,750)	(677,326)

Total Class C transactions	2,417,185	1,220,067

Class Y
Capital shares sold [ 108,917 and 239,007 shares, respectively ]	1,172,917	2,656,592
Capital shares issued in reinvestment of dividends and distributions [ 4,934 and 0 shares, respectively ]	51,275	—
Capital shares repurchased [ (33,628) and (660,960) shares, respectively ]	(369,559)	(7,782,529)

Total Class Y transactions	854,633	(5,125,937)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,930,636	(1,889,126)

TOTAL INCREASE IN NET ASSETS	4,288,038	1,823,689
NET ASSETS:
Beginning of year	20,323,907	18,500,218

End of year (a)	$24,611,945	$20,323,907

(a) Includes accumulated undistributed net investment income of	$23,055	$75,836

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,				Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class A	2007(c)		2006(c)	2005(c)(d)			2003(c)	2002(c)
Net asset value, beginning of period	$9.71		$8.21	$7.64	$6.97		$5.11	$5.82

Income (loss) from investment operations:
Net investment income	0.13		0.07	0.06	0.07		0.07	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15		2.06	0.97	0.60		1.88	(0.63)

Total from investment operations	0.28		2.13	1.03	0.67		1.95	(0.54)

Less distributions:
Dividends from net investment income	(0.07)		(0.12)	(0.20)	—		(0.07)	(0.08)
Distributions from realized gains	(0.53)		(0.51)	(0.26)	—		(0.02)	(0.09)

Total dividends and distributions	(0.60)		(0.63)	(0.46)	—		(0.09)	(0.17)

Redemption fees	—	#	— #	— #	—	#	— #	—

Net asset value, end of period	$9.39		$9.71	$8.21	$7.64		$6.97	$5.11

Total return (b)†	2.83%		27.17%	13.80%	9.61%		38.21%	(9.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,902		$23,912	$13,802	$12,943		$11,152	$8,760
Ratio of expenses to average net assets:
After waivers (a)	1.75%		1.75%	1.75%	1.75%		1.75%	1.75%
After waivers and fees paid indirectly (a)	1.75%		1.74%	1.74%	N/A		N/A	N/A
Before waivers and fees paid indirectly (a)	2.09%		1.88%	2.20%	1.92%		1.96%	1.99%
Ratio of net investment income to average net assets:
After waivers (a)	1.34%		0.83%	0.76%	1.20%		1.32%	1.55%
After waivers and fees paid indirectly (a)	1.34%		0.83%	0.77%	N/A		N/A	N/A
Before waivers and fees paid indirectly (a)	1.00%		0.69%	0.31%	1.03%		1.11%	1.31%
Portfolio turnover rate (e)	14%		19%	25%	25%		87%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.01	$0.03	*	*	* *	* *

	Year Ended October 31,				Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class B	2007(c)		2006(c)	2005(c)(d)			2003(c)	2002(c)
Net asset value, beginning of period	$9.59		$8.11	$7.55	$6.92		$5.08	$5.78

Income (loss) from investment operations:
Net investment income	0.07		0.03	0.02	0.04		0.04	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15		2.03	0.96	0.59		1.86	(0.61)

Total from investment operations	0.22		2.06	0.98	0.63		1.90	(0.56)

Less distributions:
Dividends from net investment income	(0.02)		(0.07)	(0.16)	—		(0.04)	(0.05)
Distributions from realized gains	(0.53)		(0.51)	(0.26)	—		(0.02)	(0.09)

Total dividends and distributions	(0.55)		(0.58)	(0.42)	—		(0.06)	(0.14)

Redemption fees	—	#	—	—	—	#	— #	—

Net asset value, end of period	$9.26		$9.59	$8.11	$7.55		$6.92	$5.08

Total return (b)†	2.15%		26.50%	13.15%	9.10%		37.41%	(9.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,396		$15,657	$12,294	$10,878		$10,264	$7,725
Ratio of expenses to average net assets:
After waivers (a)	2.30%		2.30%	2.30%	2.30%		2.30%	2.30%
After waivers and fees paid indirectly (a)	2.30%		2.29%	2.29%	N/A		N/A	N/A
Before waivers and fees paid indirectly (a)	2.64	%(d)	2.43%	2.75%	2.47	%(d)	2.51%	2.55%
Ratio of net investment income to average net assets:
After waivers (a)	0.75%		0.34%	0.21%	0.65	%(d)	0.77%	0.96%
After waivers and fees paid indirectly (a)	0.75%		0.34%	0.22%	N/A		N/A	N/A
Before waivers and fees paid indirectly (a)	0.43%		0.20%	(0.24)%	0.48	%(d)	0.56%	0.71%
Portfolio turnover rate (e)	14%		19%	25%	25%		87%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.01	$0.03	*	*	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,				Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class C	2007(c)		2006(c)	2005(c)(d)			2003(c)	2002(c)
Net asset value, beginning of period	$9.56		$8.09	$7.53	$6.90		$5.07	$5.78

Income (loss) from investment operations:
Net investment income	0.08		0.03	0.02	0.04		0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14		2.02	0.96	0.59		1.85	(0.63)

Total from investment operations	0.22		2.05	0.98	0.63		1.90	(0.57)

Less distributions:
Dividends from net investment income	(0.02)		(0.07)	(0.16)	—		(0.05)	(0.05)
Distributions from realized gains	(0.53)		(0.51)	(0.26)	—		(0.02)	(0.09)

Total dividends and distributions	(0.55)		(0.58)	(0.42)	—		(0.07)	(0.14)

Redemption fees	—		— #	—	—	#	— #	—

Net asset value, end of period	$9.23		$9.56	$8.09	$7.53		$6.90	$5.07

Total return (b)†	2.15%		26.44%	13.19%	9.13%		37.48%	(9.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,696		$5,867	$3,964	$3,548		$2,980	$1,553
Ratio of expenses to average net assets:
After waivers (a)	2.30%		2.30%	2.30%	2.30%		2.30%	2.30%
After waivers and fees paid indirectly (a)	2.30%		2.29%	2.29%	N/A		N/A	N/A
Before waivers and fees paid indirectly (a)	2.64%		2.43%	2.75%	2.47%		2.49%	2.54%
Ratio of net investment income to average net assets:
After waivers (a)	0.82%		0.34%	0.21%	0.65	%(d)	0.65%	0.98%
After waivers and fees paid indirectly (a)	0.82%		0.34%	0.22%	N/A		N/A	N/A
Before waivers and fees paid indirectly (a)	0.48%		0.20%	(0.24)%	0.48	%(d)	0.46%	0.74%
Portfolio turnover rate (e)	14%		19%	25%	25%		87%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.01	$0.03	*	*	* *	* *

	Year Ended October 31,				Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class Y	2007(c)		2006(c)	2005(c)(d)			2003(c)	2002(c)
Net asset value, beginning of period	$9.77		$8.26	$7.69	$6.98		$5.12	$5.84

Income (loss) from investment operations:
Net investment income	0.16		0.12	0.10	0.10		0.10	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16		2.06	0.97	0.61		1.87	(0.63)

Total from investment operations	0.32		2.18	1.07	0.71		1.97	(0.52)

Less distributions:
Dividends from net investment income	(0.12)		(0.16)	(0.24)	—		(0.09)	(0.11)
Distributions from realized gains	(0.53)		(0.51)	(0.26)	—		(0.02)	(0.09)

Total dividends and distributions	(0.65)		(0.67)	(0.50)	—		(0.11)	(0.20)

Redemption fees	—		—	—	—	#	— #	—

Net asset value, end of period	$9.44		$9.77	$8.26	$7.69		$6.98	$5.12

Total return (b)	3.19%		27.75%	14.27%	10.17%		38.67%	(8.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,458		$14,440	$9,974	$8,737		$7,941	$5,754
Ratio of expenses to average net assets:
After waivers (a)	1.30%		1.30%	1.30%	1.30%		1.30%	1.30%
After waivers and fees paid indirectly (a)	1.30%		1.29%	1.29%	N/A		N/A	N/A
Before waivers and fees paid indirectly (a)	1.64	%(d)	1.43%	1.75%	1.47	%(d)	1.51%	1.55%
Ratio of net investment income to average net assets:
After waivers (a)	1.72%		1.31%	1.21%	1.65%		1.78%	1.96%
After waivers and fees paid indirectly (a)	1.72%		1.32%	1.22%	N/A		N/A	N/A
Before waivers and fees paid indirectly (a)	1.39%		1.18%	0.76%	1.48%		1.57%	1.71%
Portfolio turnover rate (e)	14%		19%	25%	25%		87%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.01	$0.04	*	*	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class A	2007(c)		2006(c)		2005(c)(d)			2003(c)	2002(c)
Net asset value, beginning of period	$12.04		$10.03		$9.24	$8.96		$7.09	$8.69

Income (loss) from investment operations:
Net investment income	0.05		0.05		0.02	0.03		0.01	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.25		1.96		0.79	0.25		1.86	(1.63)

Total from investment operations	1.30		2.01		0.81	0.28		1.87	(1.63)

Less distributions:
Dividends from net investment income	(0.09)		—		(0.02)	—		—	—
Distributions from realized gains	(2.37)		—		— #	—		—	—

Total dividends and distributions	(2.46)		—		(0.02)	—		—	—

Redemption fees	—	#	—	#	— #	—	#	—	0.03

Net asset value, end of period	$10.88		$12.04		$10.03	$9.24		$8.96	$7.09

Total return (b)†	12.24%		20.04%		8.79%	3.13%		26.38%	(18.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,511		$10,241		$6,888	$5,554		$3,640	$2,314
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.75%		1.75%		1.75%	1.75%		1.75%	1.75%
After waivers, reimbursements and fees paid indirectly (a)	1.72%		1.56%		1.74%	N/A		N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.49%		2.26%		2.75%	2.53%		3.28%	3.55%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.41%		0.27%		0.17%	0.33%		0.08%	0.01%
After waivers, reimbursements and fees paid indirectly (a)	0.44%		0.47%		0.18%	N/A		N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.33)%		(0.23)%		(0.83)%	(0.45)%		(1.45)%	(1.79)%
Portfolio turnover rate (e).	17%		154%		45%	32%		39%	32%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.08		$0.06		$0.10	*	*	* *	* *

	Year Ended October 31,					Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class B	2007(c)		2006(c)		2005(c)(d)			2003(c)	2002(c)
Net asset value, beginning of period	$11.67		$9.77		$9.03	$8.80		$7.00	$8.62

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.01)		(0.04)	(0.01)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.21		1.91		0.78	0.24		1.84	(1.60)

Total from investment operations	1.20		1.90		0.74	0.23		1.80	(1.64)

Less distributions:
Dividends from net investment income	(0.02)		—		—	—		—	—
Distributions from realized gains	(2.37)		—		—	—		—	—

Total dividends and distributions	(2.39)		—		—	—		—	—

Redemption fees	—		—		—	—	#	—	0.02

Net asset value, end of period	$10.48		$11.67		$9.77	$9.03		$8.80	$7.00

Total return (b)†	11.61%		19.33%		8.31%	2.61%		25.71%	(18.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,900		$3,683		$3,020	$2,521		$1,903	$1,057
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.30%		2.30%		2.30%	2.30%		2.30%	2.30%
After waivers, reimbursements and fees paid indirectly (a)	2.27%		2.11	%(d)	2.29%	N/A		N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	3.04	%(d)	2.81	%(d)	3.30%	3.08	%(d)	3.83%	4.08%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.14)%		(0.29)%		(0.38)%	(0.22	)%(d)	(0.48)%	(0.53)%
After waivers, reimbursements and fees paid indirectly (a)	(0.11)%		(0.09)%		(0.37)%	N/A		N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.87)%		(0.78)%		(1.38)%	(1.00	)%(d)	(2.01)%	(2.31)%
Portfolio turnover rate (e)	17%		154%		45%	32%		39%	32%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08		$0.05		$0.10	*	*	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,					Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class C	2007(c)		2006(c)		2005(c)(d)			2003(c)	2002(c)
Net asset value, beginning of period	$11.66		$9.77		$9.03	$8.79		$6.99	$8.62

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.01)		(0.04)	(0.01)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.22		1.90		0.78	0.25		1.84	(1.61)

Total from investment operations	1.21		1.89		0.74	0.24		1.80	(1.65)

Less distributions:
Dividends from net investment income	(0.02)		—		—	—		—	—
Distributions from realized gains	(2.37)		—		—	—		—	—

Total dividends and distributions	(2.39)		—		—	—		—	—

Redemption fees	—		—		—	—	#	—	0.02

Net asset value, end of period	$10.48		$11.66		$9.77	$9.03		$8.79	$6.99

Total return (b)†	11.73%		19.34%		8.19%	2.73%		25.75%	(18.91)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,558		$5,580		$3,598	$2,200		$1,439	$632
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.30%		2.30%		2.30%	2.30%		2.30%	2.30%
After waivers, reimbursements and fees paid indirectly (a)	2.27%		2.11%		2.29%	N/A		N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	3.04	%(d)	2.81%		3.30%	3.08%		3.80%	4.14%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.15)%		(0.27)%		(0.38)%	(0.22	)%(d)	(0.51)%	(0.57)%
After waivers, reimbursements and fees paid indirectly (a)	(0.13)%		(0.08)%		(0.37)%	N/A		N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.91)%		(0.78)%		(1.38)%	(1.00	)%(d)	(2.01)%	(2.41)%
Portfolio turnover rate (e)	17%		154%		45%	32%		39%	32%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08		$0.06		$0.10	*	*	* *	* *

	Year Ended October 31,					Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class Y	2007(c)		2006(c)		2005(c)(d)			2003(c)	2002(c)
Net asset value, beginning of period	$12.32		$10.22		$9.42	$9.10		$7.17	$8.74

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.11		0.06	0.03		(0.04)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.30		1.99		0.81	0.29		1.97	(1.62)

Total from investment operations	1.39		2.10		0.87	0.32		1.93	(1.59)

Less distributions:
Dividends from net investment income	(0.15)		—		(0.07)	—		—	—
Distributions from realized gains	(2.37)		—		—	—		—	—

Total dividends and distributions	(2.52)		—		(0.07)	—		—	—

Redemption fees	—		—		—	—	#	—	0.02

Net asset value, end of period	$11.19		$12.32		$10.22	$9.42		$9.10	$7.17

Total return (b)	12.80%		20.55%		9.22%	3.52%		26.92%	(17.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,643		$820		$4,994	$1,917		$225	$126
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%		1.30%	1.30%		1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.27%		1.11	%(d)	1.29%	N/A		N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.04	%(d)	1.81	%(d)	2.30%	2.08	%(d)	2.80%	3.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.83%		0.64%		0.62%	0.78	%(d)	0.50%	0.44%
After waivers, reimbursements and fees paid indirectly (a)	0.85%		1.02%		0.63%	N/A		N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a) .	0.04%		0.32%		(0.38)%	0.00	%@(d)	(1.00)%	(1.38)%
Portfolio turnover rate (e)	17%		154%		45%	32%		39%	32%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.09		$0.04		$0.10	*	*	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

**	Prior to the year ended October 31, 2005, these ratios and per share amounts were not provided.
#	Per share amount is less than $0.005.
@	Ratio amount is less than 0.005%
†	The total returns for Class A, Class B and Class C do not include sales charges.
(a)	Ratios for periods less than one year are annualized.
(b)	Total return for periods less than one year are not annualized.
(c)	Net investment income and capital changes per share are based on daily average shares outstanding.
(d)	Reflects overall fund ratios adjusted for class specific expenses.
(e)	Portfolio turnover rate for periods less than one year are not annualized.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

Note 1 Organization and Significant Accounting Policies

AXA Enterprise Funds Trust (“Trust”) is a Delaware trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with two Funds (each a “Fund” and together the “Funds”). Effective October 1, 2007, the investment manager to each Fund is Enterprise Capital Management, Inc. (“ECM” or the “Manager”). Prior to October 1, 2007, the investment manager for each Fund was AXA Equitable Life Insurance Company (“AXA Equitable”), an affiliate to the current manager. The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this involves future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Global Financial Services Fund (advised by AllianceBernstein L.P.) — Capital appreciation.

AXA Enterprise Socially Responsible Fund (advised by Brandywine Global Investment Management, LLC ) — Total return.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2007

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds, are made at least annually. Dividends from net investment income, if any, for all Funds are declared and paid at least annually. Income distributions are paid out at the class level, whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount) on debt securities using the effective yield method is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods. Custodian fees for the Funds are shown gross of expense offsets, if any, for custodian balance credits on uninvested cash or for credits earned by the Funds under certain directed brokerage arrangements. The Funds may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Funds. These amounts, if any, are reported in the statements of operations.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date;

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2007

(losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”), applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the years ended October 31, 2007 and October 31, 2006, were as follows:

	Year Ended October 31, 2007				Year Ended October 31, 2006
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Global Financial Services Fund	$385,875	$3,265,480	$898,045	$3,149,813	$593,177	$2,537,057	$386,657	$3,265,403
AXA Enterprise Socially Responsible Fund	1,174,954	3,042,865	321,116	500,458	—	—	1,150,964	3,042,850

Permanent book and tax differences resulted in reclassifications to undistributed net investment income, accumulated net realized gain and paid-in capital at October 31, 2007, as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid in Capital
AXA Enterprise Global Financial Services Fund	$39,138	$(39,492)	$354
AXA Enterprise Socially Responsible Fund	(138)	—	138

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended October 31, 2007, several Funds reduced expenses under these arrangements as follows:

Fund	Amount
AXA Enterprise Global Financial Services Fund	$1,146
AXA Enterprise Socially Responsible Fund	6,428

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2007

collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. The Funds bear the risk of any loss in market value of the collateral.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2007

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. None of the Funds had futures contracts outstanding at October 31, 2007.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner; however, during the commitment period, these investments earn no interest or dividends.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2007

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at October 31, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions, there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2007

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Management of the Trust

The Funds are charged investment advisory fees by the Manager for furnishing advisory and administrative services. The advisory fees are equal to the following annual percentages of average daily net assets for each Fund:

		Management Fees			Thereafter
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion
AXA Enterprise Global Financial Services Fund	0.830%	0.805%	0.780%	0.755%	0.730%
AXA Enterprise Socially Responsible Fund	0.880%	0.855%	0.830%	0.805%	0.780%

Note 3 Administrative Fees

Pursuant to a Mutual Funds Service Agreement, AXA Equitable provides the Trust with certain fund accounting and compliance services. For these services, the Trust pays AXA Equitable a fee at an annual rate for each Fund of 0.055% of total average daily net assets.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custodian Fees

JPMorgan Chase Bank N.A. (“JPMorgan”), an affiliate of JP Morgan Worldwide Securities Services, serves as custodian of the Funds’ portfolio securities and other assets under a Custody Agreement. The Custody Agreement provides for fees based on the amount of transactions and the asset holdings of the Funds. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Transfer Agent Fees

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Trust. BFDS provides shareholder services for the Trust. Transfer agent fees are based on per account charges, assets and other out of pocket expenses. Additional sub-transfer agent fees may be paid by the Funds to administrators of omnibus accounts, and have been included in transfer agent fees on the statements of operations.

Note 6 Distribution Plan

Enterprise Fund Distributors, Inc., (the “Distributor”) an indirect wholly-owned subsidiary of Enterprise Capital Management (“ECM”), serves as the principal underwriter for shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a Distributor’s Agreement and Plan of Distribution (the “Plan”). The Plan provides that each Fund pay an annual distribution fee, accrued daily and payable monthly, of 0.45% of its average daily net assets for Class A shares and 1.00% for Class B shares and Class C shares. Class Y shares are not included in the Plan and the Funds pay no distribution fees with respect to those shares.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2007

The Distributor uses its distribution fee from the Trust to pay expenses on behalf of the Trust related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the year ended October 31, 2007, the Distributor incurred approximate distribution fees of $32,538 payable to AXA Advisors LLC.

For the year ended October 31, 2007, the portions of the sales charges paid to AXA Advisors LLC, a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and ECM, were $25,055.

The Distributor received sales charges on each Fund’s Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributor has advised the Funds that for the year ended October 31, 2007, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front End sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Global Financial Services Fund	$20	$11,488	$43,345	$4,403
AXA Enterprise Socially Responsible Fund	44	375	7,113	612

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 7 Redemption Fees

The Trust charges a 2% redemption fee on exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the year ended October 31, 2007, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class Y
AXA Enterprise Global Financial Services Fund	$452	$59	$—	$—
AXA Enterprise Socially Responsible Fund	136	—	—	—

Note 8 Expense Limitation

Pursuant to a contract, ECM has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2008 (“Expense Limitation Agreement”). ECM may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. ECM may not be reimbursed for any payments or waivers made by the previous manager, AXA Equitable, prior to October 1, 2007. If the actual expense ratio is less than the expense cap and ECM has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund were limited to the following, based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Global Financial Services Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Socially Responsible Fund	1.75%	2.30%	2.30%	1.30%

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2007

During the year ended October 31, 2007, neither ECM or AXA Equitable received reimbursement from any Fund of the Trust. As of October 31, 2007, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through			Total Eligible for Reimbursement
	2008	2009	2010
AXA Enterprise Global Financial Services Fund	$—	$—	$47,388	$47,388
AXA Enterprise Socially Responsible Fund	—	—	31,575	31,575

Note 9 Transactions with Affiliates

At October 31, 2007, AXA Equitable and its subsidiaries and affiliates held investments in each of the Funds as follows:

Percentage of Ownership
AXA Enterprise Socially Responsible Fund	4.3%

Note 10 New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109”(the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Trust has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Trust is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

Note 11 Substitution and Reorganization Transactions

On June 22, 2007, the following Funds of AXA Enterprise Funds Trust (each, an “AXA Enterprise Fund”) were reorganized into corresponding funds advised by Goldman Sachs Asset Management, L.P., as approved by the shareholders of each AXA Enterprise Fund:

AXA Enterprise Fund	Goldman Sachs Fund
AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund

AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund

AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund

AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund

AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund

AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund

AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

October 31, 2007

AXA Enterprise Fund	Goldman Sachs Fund
AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund

AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund

AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund

AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund

AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund

AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund

AXA Enterprise Money Market Fund	Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Enterprise Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 2 funds constituting the AXA Enterprise Funds Trust (the “Funds”) at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 14, 2007

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY

AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED

OCTOBER 31, 2007 (UNAUDITED)

During the six-month period ended October 31, 2007, the Board of Trustees (the “Board”) of the AXA Enterprise Funds Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, unanimously approved the renewal of the Investment Management Agreement between AXA Equitable Life Insurance Company (“AXA Equitable”) and the Trust (the “Management Agreement”) and the Investment Advisory Agreement (each, an “Advisory Agreement”) with AllianceBernstein L.P. with respect to the AXA Enterprise Global Financial Services Fund and with Brandywine Global Investment Management, LLC with respect to the AXA Enterprise Socially Responsible Fund. In addition, the Board, including the Independent Trustees, unanimously approved the transfer of the Management Agreement from AXA Equitable to Enterprise Capital Management, Inc. (“ECM”), which is an affiliate of AXA Equitable, as part of an internal restructuring of the investment management arrangements for the Trust. In connection with the transfer, the Board, including the Independent Trustees, also approved new Advisory Agreements with the investment sub-advisers to the series of the Trust. AXA Equitable and ECM are referred to herein as the “Manager” and the investment sub-advisers are referred to herein as the “Subadvisers.” The series of the Trust are referred to herein as the “Funds.” The Investment Management and Advisory Agreements are referred to herein as the “Agreements.”

In approving each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Fund. The Board further considered factors it deemed relevant with respect to each Fund, including, as applicable: (1) the nature, quality and extent of the services provided to the Fund by the Manager, the Subadviser and their respective affiliates; (2) the performance of the Fund as compared to a peer group and an appropriate benchmark, as applicable; (3) the level of the Fund’s management and subadvisory fees; (4) the costs of the services provided and profits realized by the Manager and its affiliates from their relationship with the Fund; (5) the anticipated effect of growth and size on the Fund’s performance and expenses; (6) the Manager’s and the Subadviser’s investment process, personnel and operations; (7) the Manager’s and the Subadviser’s financial condition; (8) the adequacy of the Manager’s and the Subadviser’s compliance programs and records; (9) the “fall out” benefits to be realized by the Manager, the Subadviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the Subadviser and their respective affiliates from their relationship with the Trust); and (10) possible conflicts of interest. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the renewals or approvals were made, from the Manager and each Subadviser regarding the factors set forth above and met with senior representatives of the Manager to discuss the Agreements. The Board received, and primarily considered, the most current information available at the time of the meeting and also took into account the totality of the performance, fee, expense and other information regarding each Fund provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreements.

The Board, in examining the nature and quality of the services provided by the Manager and each Subadviser to the Funds, considered the Manager’s and each Subadviser’s experience in serving as an investment adviser for the Fund(s) and accounts comparable to the Fund(s) they advise. The Board noted the responsibilities that the Manager has as investment manager to the Trust and the Funds. In particular, the

Board considered that the Manager is responsible for the selection and monitoring of sub-advisers for the Funds, oversight of compliance with the Funds’ policies and objectives, as well as oversight of compliance with applicable law, review of brokerage matters, and implementation of Board directives as related to the Funds.

The Board also noted the responsibilities of each Subadviser to the Fund it advises. In particular, the Board considered that each Subadviser is responsible for making investment decisions on behalf of the Fund it advises, placing all orders for the purchase and sale of investments with brokers or dealers for the Fund it advises, and performing related administrative functions. In addition, the Board reviewed information regarding each Subadviser’s investment process and the background of each portfolio manager of each Subadviser who provides services to the Funds. The Board also reviewed information regarding the adequacy of the Manager’s and each Subadviser’s compliance program and its results. Further, the Board reviewed financial information regarding the Manager and each Subadviser.

As discussed further below with respect to each Fund, the Board also considered the short-, intermediate-and long-term performance of each Fund relative to its peer group and primary benchmark. The Board generally considered long-term performance to be more important in its evaluation than short-term performance.

The Board reviewed the fees payable under each Agreement. The Board examined the management fees paid by each Fund in light of fees charged by the Manager to similar funds it manages and similar retail funds that are advised by other investment advisers. The Board also reviewed and considered that each Fund’s management fee structure has breakpoints that provide a reduction of the applicable management fee rate as assets increase. The Board further considered the quality and level of services provided and the Manager’s responsibilities to each Fund. In connection with the annual renewal of the Agreements, the Board also considered a report provided by Lipper Inc., an independent third party company, containing information regarding the management fee (including the administration fee) and the expense ratios for each Fund relative to the median and average management fees and expense ratios of its peer group, as discussed further below with respect to each Fund. The Board further considered that the Manager had undertaken contractual expense limitations with respect the Funds, which are subject to renewal by the Board and the Manager on an annual basis. In addition, the Board evaluated the Manager’s costs and profitability in providing services to each Fund, including the costs associated with the research and investment processes, personnel, systems and equipment necessary to perform its functions. The Board determined that the Manager’s management fee and profitability and the applicable Fund’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses paid by the Fund than the Subadviser’s costs and profitability. The Board also examined the advisory fees paid with respect to each Fund in light of the fees paid by similar funds advised by the Subadvisers.

As part of its evaluation of the Manager’s and each Subadviser’s compensation, the Board considered other benefits that may be realized by the Manager, the Subadviser and each of their respective affiliates from their relationship with the Trust. The Board noted, among other things, that AXA Equitable serves as the administrator for the Funds, receiving compensation for acting in this capacity. In addition, the Board recognized that one of the Manager’s affiliates, AllianceBernstein, L.P., serves as a Subadviser to one of the Funds and, as such, receives advisory fees that are paid by the Manager out of the fees that it earns from the Trust. The Board also recognized that another affiliate of the Manager, Enterprise Fund Distributors, Inc., serves as the underwriter for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds with respect to their Class A, Class B and Class C shares to compensate it for providing shareholder services and selling activities, which could lead to growth in each Fund’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board recognized that Sanford C. Bernstein & Co., LLC (“Bernstein”), a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Funds in connection with the purchase and sale of fund securities, provided, however, that those transactions, among other things, must be consistent with best execution.

With respect to the Subadvisers, the Board noted that each Subadviser, through its relationship as a sub-adviser to its Fund(s), may engage in soft dollar transactions. The Board received information regarding each Subadviser’s procedures for executing portfolio transactions for its Fund and each Subadviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board recognized that the Subadvisers may be affiliated with registered broker-dealers, which may from time to time receive brokerage commissions from the Funds in connection with the purchase and sale of fund securities, provided, however, that such transactions, among other things, must be consistent with best execution. Finally, the Board recognized that affiliates of a Subadviser may sell, and earn sales commissions from sales of, shares of the Fund the Subadviser advises.

The Board also considered conflicts of interest that may arise between a Fund, the Manager and the Subadvisers in connection with the services each provides to the Fund and the various relationships that they and their affiliates may have with the Fund. For example, actual or potential conflicts of interest may arise as a result of a Subadviser having responsibility for multiple accounts (including the Fund(s) it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Subadviser has a greater financial incentive, such as a performance fee account. In this connection, the Board also took into consideration the manner in which such conflicts are addressed by the Manager and the Subadvisers.

Based on these considerations, the Board was satisfied, with respect to each Fund, that the Fund was reasonably likely to benefit from the nature, quality and extent of the Manager’s and the Subadviser’s services. The Board also reached the determinations described below with respect to the Manager’s and each Subadviser’s compensation, including any direct or indirect benefits derived by them and their respective affiliates, and performance with respect to each Fund. Based on the foregoing, the information described below and the more detailed information provided at the relevant meeting, the Board, including the Independent Trustees, unanimously approved or renewed, as applicable, each Agreement with respect to the relevant Fund.

AXA Enterprise Global Financial Services Fund

With respect to the AXA Enterprise Global Financial Services Fund, the Board considered that (1) the management fee for the Fund is slightly higher than the median management fee of its peer group; (2) the expense ratio of the Class B shares of the Fund is higher than the median expense ratio of its peer group; (3) the performance of the Class Y shares of the Fund was in the first quartile relative to its Lipper peer group for the one-, three- and five-year periods ended May 31, 2007 (the first quartile being the best performers and the fourth quartile being the worst performers); and (4) the Fund generally outperformed or had comparable performance to its benchmark for the three- and five-year periods ended May 31, 2007, but slightly underperformed its benchmark for the one-year period ended that same date. The Board was satisfied that the Manager’s and the Subadviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Fund, is fair and reasonable and that the performance of the Fund generally has been reasonable in relation to the performance of its benchmark and peer group. The Board noted that the Fund is operating at its expense cap.

AXA Enterprise Socially Responsible Fund

With respect to the AXA Enterprise Socially Responsible Fund, the Board considered that (1) the management fee for the Fund is higher than the median management fee of its peer group; (2) the expense ratio of the Class B shares of the Fund is lower than the median expense ratio of its peer group; (3) the performance of the Class Y shares of the Fund was in the third quartile relative to its Lipper peer group for the one-, three- and five-year periods ended May 31, 2007 (the first quartile being the best performers and the fourth quartile being the worst performers); (4) the Fund had underperformed its benchmark for the one-, three- and five-year periods ended May 31, 2007; and (5) the Manager had recommended, and the Board had approved, the appointment of current Subadviser to replace another sub-adviser effective in March 2006. The Board was satisfied that the Manager’s and the Subadviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Fund, is fair and reasonable. The Board was also satisfied that the actions taken by the Manager to appoint the new Subadviser were reasonably likely to enhance the Fund’s performance over the long-term. The Board further noted that the Fund is operating at its expense cap.

Federal Income Tax Information (Unaudited)

For the year ended October 31, 2007, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return and Treasury income were as follows:

	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain	Treasury Income
Funds:
AXA Enterprise Global Financial Services Fund	86.06%	$44,652	$1,356,435	$3,265,480	—%
AXA Enterprise Socially Responsible Fund	23.73	—	—	3,042,865	—

For the year ended October 31, 2007, the Funds did not designate any amount of their 2007 ordinary income distributions (located in Box 1 of Form 1099-DIV) as qualifying dividend income (“QDI”).

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee†	Other Directorships Held by Trustee

Interested Trustee

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (48)	Trustee, Chairman, President and Chief Executive Officer	From January 2005 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co- Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	111	None

Independent Trustees

Theodossios Athanassiades c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (68)	Trustee	From January 2005 to present	Retired. 1996, Vice- Chairman, and 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	78	None

Jettie M. Edwards c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (60)	Trustee	From January 2005 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	78	From 1997 to present, Director, Old Mutual Advisor Funds II (18 portfolios); from 1997 to present, Director, Old Mutual Insurance Series Fund (8 portfolios).

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust, The 787 Fund, Inc., EQ Advisors Trust, the Enterprise Group of Funds, Inc. and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee†	Other Directorships Held by Trustee

Independent Trustees (Continued)

David W. Fox c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (75)	Lead Independent Trustee	From January 2005 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	78	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (71)	Trustee	From January 2005 to present	Retired. From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to May 2007, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm).	78	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Corp.

Christopher P.A. Komisarjevsky c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (62)	Trustee	From January 2005 to present	From 2006 to present, Senior Counselor for APCO Worldwide® and a member of its International Advisory Counsel. From 1998 to December 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	78	None

Harvey Rosenthal c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (64)	Trustee	From January 2005 to present	Retired. From 1997 to 2005, Consultant/ Director. From 1994 to 1996, President and Chief Operating Officer of CVS Corporation.	78	From 1997 to present, Director, LoJack Corporation

Gary S. Schpero c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (53)	Trustee	From January 2005 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	78	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust, The 787 Fund, Inc., EQ Advisors Trust, the Enterprise Group of Funds, Inc. and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers

Steven M. Joenk 1290 Avenue of the Americas, New York, New York (48)	Trustee, Chairman, President and Chief Executive Officer	From January 2005 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (51)	Vice President, Secretary	From January 2005 to present	From May 2003 to present, Vice President and Associate General Counsel, AXA Financial and AXA Equitable; July 1999 to May 2003, Vice President and Counsel, AXA Financial and AXA Equitable.

Brian E. Walsh, 1290 Avenue of the Americas, New York, NY (38)	Chief Financial Officer and Treasurer	From June 2007 to present	From January 2005 to May 2007, Vice President and Controller of the Trust; from February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (45)	Vice President	From January 2005 to present	From February 2001 to present, Vice President, AXA Financial; from July 2004 to present, Director of Enterprise Capital Management, Inc.

Alwi Chan, 1290 Avenue of the Americas, New York, NY (32)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable; from June 1999 to November 2002, Senior Financial Analyst of AXA Equitable.

James D. Kelly, 1290 Avenue of the Americas, New York, NY (38)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President of AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.

Carla Price, 1290 Avenue of the Americas, New York, NY (30)	Assistant Controller	From March 2007 to present	From February 2004 to present, Assistant Vice President of AXA Financial and AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Financial and AXA Equitable; from October 2000 to January 2003, Senior Fund Administrator of AXA Financial and AXA Equitable.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (36)	Chief Compliance Officer	From May 2007 to present	From December 2005 to May 2007, Vice President of the Trust; from August 2005 to present, Vice President, AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of AXA Financial’s Funds Management Group; from March 2004 to September 2005, Vice President, AXA Financial and AXA Equitable and Compliance Officer, AXA Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President, AXA Financial and AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers (Continued)

Patricia A. Cox 1290 Avenue of the Americas, New York, New York (48)	Vice President and Anti- Money Laundering Compliance Officer	From November 2005 to present	From September 2001 to present, Senior Vice President of Operations for Enterprise Funds Distributors, Inc.

William MacGregor, Esq. 1290 Avenue of the Americas New York, New York (31)	Vice President and Assistant Secretary	From September 2006 to present	From May 2007 to present, Assistant Vice President and Counsel and from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.

Armando Capasso, Esq. 1290 Avenue of the Americas New York, New York (33)	Vice President and Assistant Secretary	From December 2007 to present	From September 2007 to present, Counsel of AXA Equitable; from March 2005 to September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP; from September 2004 to March 2005, Associate, Ballard Spahr Andrews & Ingersoll, LLP; and from September 2003 to August 2004, Judicial Law Clerk, Honorable Stanley R. Chesler, U.S. District Judge for the District of New Jersey.

Paraskevou Charalambous 1290 Avenue of the Americas New York, New York (44)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York (32)	Assistant Anti-Money Laundering Compliance Officer	From November 2005 to present	From August 2005 to present, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein LP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY FUND HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Theodossios Athanassiades each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Mr. Athanassiades is considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees for fiscal year 2007: $294,200 and fiscal year 2006: $196,100.

(b) Audit-Related Fees for fiscal year 2007: $31,666 and fiscal year 2006: $27,468.

These services were primarily for work related to reviewing the annual report.

(c) Tax Fees for fiscal year 2007: $61,928 and fiscal year 2006: $120,800.

Tax fees include amounts related to tax compliance, tax reporting and tax planning.

(d) All Other Fees for fiscal year 2007: $0 and fiscal year 2006: $0.

(e)(1)

The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. In the event that the audit fees exceed the pre-approved estimated amount, the audit committee’s delegate, consisting of the audit committee chair, lead independent trustee, the registrant’s chief executive officer and chief financial officer, acting by at least two of such individuals, has the authority to increase the amount by up to 12.5% of the pre-approved amount. Any additional amount requires pre-approval by the entire audit committee. Any two of the following: audit committee chair, the lead independent trustee, chief executive officer or chief financial officer also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $25,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services include in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For fiscal year 2007: $4,102,336

      For fiscal year 2006: $3,963,418

(h) The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The Amended and Restated Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
December 31, 2007

/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
December 31, 2007